Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Micro-Lending License	63,760	77,760
Insurance Brokerage License	34,667	34,667
Multi-finance License	-	19,490
Collection License	-	5,116
Factoring License	265	265
Total	98,692	137,298
Less: impairment	-	-
Intangible assets	98,692	137,298